Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Central Index Key	dei_EntityCentralIndexKey	0000792359
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VVIT
Document Creation Date	dei_DocumentCreationDate	May 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Virtus Equity Trend Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Equity Trend Series
Supplement [Text Block]	vvit_SupplementTextBlock

Virtus Premium AlphaSector® Series,

a series of Virtus Variable Insurance Trust (the “Trust”)

Supplement dated May 14, 2015 to the Summary and

Statutory Prospectuses dated April 30, 2015

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 11, 2015

TO THE ABOVE-REFERENCED PROSPECTUSES.

Important Notice to Investors

In a Supplement dated May 11, 2015, the Series disclosed that it was to be liquidated in June 2015 and that, in anticipation of that liquidation, the Series expected to begin liquidating its assets and therefore deviate from its previously stated polices during the period prior to liquidation. Further, the Series disclosed that the Adviser had terminated the limited services subadvisory agreement with F-Squared Institutional Advisors, LLC (“F-Squared”) and that all references to F-Squared, and to Alexey Panchekha as portfolio manager, were thereby removed from the Series’ prospectuses.

In response to investor feedback, at a meeting held on May 13, 2015, management of the Trust recommended, and the Board of Trustees of the Trust voted, to halt the liquidation of the Series and instead make the changes to the Series’ name, principal investment strategies and investment advisory fee described in this Supplement and a supplement to the Series’ statement of additional information. In connection with these changes, Virtus Investment Advisers, Inc., the Series’ investment adviser, and Euclid Advisors LLC, the Series’ subadviser, will continue to serve in their respective capacities. F-Squared will remain terminated and have no relationship with the Series going forward, so all references to F-Squared, and to Alexey Panchekha as portfolio manager, are removed from the Series’ prospectuses as previously stated.

Disclosure changes to the Series’ prospectuses are described below and are effective May 14, 2015.

The Series’ name has changed as shown below and all references to the Series throughout the prospectuses are hereby amended to reflect the new name:

Prior Series Name	New Series Name
Virtus Premium AlphaSector Series	Virtus Equity Trend Series

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and the first three paragraphs on page 5 of the statutory prospectus is hereby replaced with the following:

The Series utilizes a rules-based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities).  Allocations to each sub-sector are based on quantitative models.

The Series has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities.  A relative strength momentum model is utilized to rank each sub-sector of the equity market.  The Series will allocate to those sub-sectors that the model determines are more likely to outperform the broad market.  A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market.  When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of Series assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC, monitors the Series’ allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by removing the disclosure entitled “Correlation to Index Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Fund of Funds Risk.” Also, the second sentence of the disclosure entitled “Sector Focused Investing Risk” is hereby deleted. Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

All other disclosure concerning the Series, including fees and expenses, remains unchanged from its prospectuses dated April 30, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the series and do not include acquired fund fees and expenses.

Virtus Equity Trend Series | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Recapture of Previously Waived Expenses	vvit_RecaptureOfPreviouslyWaivedExpenses	0.05%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.62%	[3]
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,872
Virtus Equity Trend Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Recapture of Previously Waived Expenses	vvit_RecaptureOfPreviouslyWaivedExpenses	0.05%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.37%	[3]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,595

[1]	Restated to reflect current management fee.
[2]	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the series and do not include acquired fund fees and expenses.